Risk management and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
2.941% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 56,782
Derivative Liability, Fair Value carrying amount assets	$ (5,560)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 56,782
Derivative Liability, Fair Value carrying amount assets	$ (5,197)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 56,782
Derivative Liability, Fair Value carrying amount assets	$ (5,111)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 56,782
Derivative Liability, Fair Value carrying amount assets	$ (4,927)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 97,960
Derivative Liability, Fair Value carrying amount assets	$ (5,680)
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%